S000016654 [Member] N-1A Cover	Jan. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Prospectus Date	Jun. 01, 2026